Segment Information (details) - Enterprise-Wide Disclosures - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues based on location
Benchmark percentage of revenue transactions from a single customer									10.00%	10.00%	10.00%
Total revenues	$ 7,193	$ 6,961	$ 6,785	$ 6,686	$ 6,678	$ 6,798	$ 6,710	$ 6,629	$ 27,625	$ 26,815	$ 27,174
U.S. [Member]
Revenues based on location
Total revenues									25,904	25,127	25,103
Non-U.S. [Member]
Revenues based on location
Total revenues									1,721	1,688	2,071
Canada [Member]
Revenues based on location
Total revenues									1,154	1,202	1,474
Other Non-U.S. [Member]
Revenues based on location
Total revenues									$ 567	$ 486	$ 597